Statutory Information (Tables)	12 Months Ended
Dec. 31, 2012
Statutory Information
Schedule of reconciliations of net income and stockholder's equity

	Net Income			Shareholder's Equity
	2012	2011	2010	2012	2011
Based on statutory accounting principles	$5,518	$1,289	$7,840	$46,926	$42,059
Deferred acquisition costs	(15)	68	(134)	214	229
Deferred and uncollected premiums	1	(3)	(5)	33	32
Policy and claim reserves	(914)	367	1,329	6,812	7,726
Investment valuation difference	(32)	(7)	(211)	15,621	11,668
Commissions and fees	22	58	96	(7)	(29)
Deferred taxes	203	(205)	(290)	(6,462)	(5,298)
Deferred gain on disposal of businesses	149	161	2	(2,659)	(3,095)
Goodwill and intangibles	(7)	(5)	(799)	324	331
Pension	(309)	(246)	(311)	(1,932)	(1,623)
Reinsurance in unauthorized companies	0	0	0	2	0
Interest maintenance reserve, deferral and amortization	268	301	212	544	276
Asset valuation reserve	0	0	0	982	852
Non-admitted assets and other	0	0	(1)	3,800	4,205
Based on generally accepted accounting principles	$4,884	$1,778	$7,728	$64,198	$57,333